Consolidated statements of changes in shareholders' equity - DKK (kr) kr in Thousands	Share capital.	Treasury shares	Share premium	Translation reserve	Retained losses	Total
Equity at beginning of year at Dec. 31, 2018	kr 30,787	kr (1,700)	kr 1,959,177	kr 0	kr (871,983)	kr 1,116,281
Other comprehensive income	0	0	0	0	0	0
Net result for the year	0	0	0	0	(571,541)	(571,541)
Share based compensation	0	0	14,764	0	0	14,764
Capital increases	5,268	0	692,345	0	0	697,613
Cost related to capital increases	0	0	(14,444)	0	0	(14,444)
Equity at end of year at Dec. 31, 2019	36,055	(1,700)	2,651,842	0	(1,443,524)	1,242,673
Other comprehensive income	0	0	0	8,977	0	8,977
Net result for the year	0	0	0	0	(846,729)	(846,729)
Share based compensation	0	0	30,485	0	0	30,485
Capital increases	3,745	0	832,866	0	0	836,611
Cost related to capital increases	0	0	(42,706)	0	0	(42,706)
Equity at end of year at Dec. 31, 2020	39,800	(1,700)	3,472,487	8,977	(2,290,253)	1,229,311
Other comprehensive income	0	0	0	5,178	0	5,178
Net result for the year	0	0	0	0	(1,018,149)	(1,018,149)
Treasury shares	0	(70,190)	0	0	0	(70,190)
Share based compensation	0	0	53,504	0	0	53,504
Capital increases	3,834	0	771,211	0	0	775,045
Cost related to capital increases	0	0	(46,895)	0	0	(46,896)
Equity at end of year at Dec. 31, 2021	kr 43,634	kr (71,890)	kr 4,250,307	kr 14,155	kr (3,308,402)	kr 927,803